Other assets - Future Amortization of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Future amortization of intangible assets is as follows:
2025	$ 9.8
2026	4.6
2027	2.7
2028	1.6
2029	1.0
Thereafter	6.8
Net book value	$ 26.5	$ 38.9